Cash, Cash Equivalents and Restricted Cash	12 Months Ended
Jun. 30, 2021
Cash and Cash Equivalents [Abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH
3.	CASH, CASH EQUIVALENTS AND RESTRICTED CASH

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the Consolidated Statements of Financial Position that sum to the total of the same such amounts shown in the Consolidated Statements of Cash Flows.

	Years ended June 30,
	2020	2021	2021
	RMB	RMB	US$

Cash and cash equivalent	285,924	260,593	40,361
Restricted cash	2,970	72,189	11,181
Total cash, cash equivalents, and restricted cash shown in the Consolidated Statements of Cash Flows	288,894	332,782	51,542